SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers		¥ 104,496	¥ 467,429
Receivables from supply chain service provider			6,042
Other receivables		65,748	25,781
Less: Allowance for credit losses		(64,217)	(453,717)	¥ (355)
Prepaid expenses and other current assets, net	$ 15,369	¥ 106,027	¥ 45,535